Cover	Jul. 28, 2020
Cover [Abstract]
Entity Registrant Name	CAVCO INDUSTRIES INC.
Document Type	8-K
Document Period End Date	Jul. 28, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	000-08822
Entity Address, Address Line One	3636 North Central Avenue, Suite 1200
Entity Address, City or Town	Phoenix
Entity Tax Identification Number	56-2405642
Entity Address, Postal Zip Code	85012
Entity Address, State or Province	AZ
City Area Code	602
Local Phone Number	256-6263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CVCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000278166